Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Liquidating Damages

	Series H Preferred Stock	Series J Preferred Stock	Series K Preferred Stock	Total Liquidated Damages
Registration Rights Damages	$-	$360,000	$-	$360,000
Public Information Failure Damages	7,854	360,000	1,082,520	1,450,374
Accrued interest	153	7,437	2,817	10,407
	$8,007	$727,437	$1,085,337	$1,820,781